Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20 years
Bottom of range [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Bottom of range [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Bottom of range [member] | Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Bottom of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	6 years
Bottom of range [member] | Technology-based intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	3 years
Bottom of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	50 years
Top of range [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25 years
Top of range [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	20 years
Top of range [member] | Brand names [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Top of range [member] | Customer-related intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	25 years
Top of range [member] | Technology-based intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Top of range [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	14 years
Euro Member Countries, Euro [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	1.13	1.11	1.11
Closing foreign exchange rate	1.19	1.06
Mexico, Pesos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	0.53	0.54	0.63
Closing foreign exchange rate	0.51	0.48
New Zealand, Dollars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	0.71	0.70	0.70
Closing foreign exchange rate	0.71	0.70
Canada, Dollars [member]
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate	0.77	0.75	0.78
Closing foreign exchange rate	0.80	0.74